ORGANIZATION AND NATURE OF BUSINESS (Details Textual)	Jan. 18, 2011	Feb. 05, 2010	Apr. 28, 2011
General Red Holdings, Inc. [Member] | General Agriculture Corporation [Member]
Equity Method Investment, Ownership Percentage	100.00%
General Red Navel Orange Preservation Company, Ltd [Member] | Xingguo General Fruit Industry Development Co., Ltd [Member]
Equity Method Investment, Ownership Percentage		100.00%
Han Glory International Investment Limited [Member] | General Red Holdings [Member]
Equity Method Investment, Ownership Percentage			100.00%